Segment Information - Additional Information (Details) - Mobile $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) numberOfCustomers
Disclosure of operating segments [line items]
Revenue | $	$ 76,581
Percentage of entity's revenue	16.50%
Number of major customer | numberOfCustomers	1